SUBSEQUENT EVENT (Details) - EBP 002	Jan. 01, 2026	Jan. 01, 2021
EBP, Subsequent Event [Line Items]
Non-elective contribution, percentage		5.00%
Subsequent Event
EBP, Subsequent Event [Line Items]
Non-elective contribution, percentage	3.00%